Investees (Details)	12 Months Ended
	Dec. 31, 2018
DBS [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Israel [Member] | B Communications Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest	64.78%	[1]
Israel [Member] | B Communications (SP1) Ltd. and B Communications (SP2) Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%	[2]
Israel [Member] | Bezeq - The Israel Telecommunication Corp. Limited [Member]
Disclosure of subsidiaries [line items]
Ownership interest	26.34%
Israel [Member] | Pelephone Communications Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Israel [Member] | Bezeq International Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Israel [Member] | DBS [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%
Israel [Member] | Walla! Communications Ltd. [Member]
Disclosure of subsidiaries [line items]
Ownership interest	100.00%

[1]	As of May 14, 2019 the ownership interest decreased to 51.95% following B Communications share issuance in January 2019.
[2]	Held by B Communication (SP1) Ltd.